TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic (Israel)	$ 0	$ 0	$ 0
Foreign (United States)	0	0	0
Total current	0	0	0
Deferred:
Domestic (Israel)	268	(579)	(683)
Foreign (United States)	(111)	(107)	(489)
Total deferred	157	(686)	(1,172)
Previous Years:
Domestic (Israel)	0	0	(134)
Foreign (United States)	(59)	24	(211)
Total previous years	0	(0)	(345)
Taxes on income (tax benefit)	$ 98	$ (662)	$ (1,517)